LEASE LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Expense related to variable lease payments not included in measurement of lease obligations	$ 835	$ 845